Fair Value of Financial Assets and Liabilities (Details) - Schedule of carrying amounts and fair values of financial instruments - PEN (S/) S/ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Total financial assets [Member]
Financial assets
Carrying amount	S/ 313,974	S/ 524,403
Fair value	313,974	524,403
Total financial liabilities [Member]
Financial liabilities
Carrying amount	1,877,725	1,772,909
Fair value	1,739,827	1,794,147
Level 1 of fair value hierarchy [Member] | Cash and cash equivalents [Member]
Financial assets
Carrying amount	81,773	273,402
Fair value	81,773	273,402
Level 1 of fair value hierarchy [Member] | Senior notes [Member]
Financial liabilities
Carrying amount	1,071,781	1,094,391
Fair value	996,156	1,119,035
Level 2 of fair value hierarchy [Member] | Trade and other receivables [Member]
Financial assets
Carrying amount	145,034	143,924
Fair value	145,034	143,924
Level 2 of fair value hierarchy [Member] | Derivatives financial assets – Cross currency swaps [Member]
Financial assets
Carrying amount	86,893	106,601
Fair value	86,893	106,601
Level 2 of fair value hierarchy [Member] | Trade and other payables [Member]
Financial liabilities
Carrying amount	284,554	227,554
Fair value	284,554	227,554
Level 2 of fair value hierarchy [Member] | Promissory notes [Member]
Financial liabilities
Carrying amount	521,390	450,964
Fair value	459,117	447,558
Level 3 of fair value hierarchy [Member] | Financial investment at fair value through other comprehensive income [Member]
Financial assets
Carrying amount	274	476
Fair value	S/ 274	S/ 476